Condensed Consolidating Financial Information (Consolidated Statements Of Income) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Rent billed									$ 92,785	$ 81,865	$ 74,146
Straight-line rent									2,074	8,221	3,742
Interest and fee income									26,988	28,723	29,182
Total revenues	31,752	28,644	30,593	30,858	30,069	30,639	28,640	29,460	121,847	118,809	107,070
Expenses
Real estate depreciation and amortization									24,486	22,628	22,385
Impairment charge									12,000
Property-related									4,407	3,802	4,242
General and administrative									28,535	21,096	19,515
Total operating expenses									69,428	47,526	46,142
Operating income									52,419	71,283	60,928
Other income (expense)
Interest and other income									1,518	43	86
Debt refinancing costs									(6,716)
Interest expense									(33,993)	(37,656)	(42,424)
Net other expenses									(39,191)	(37,613)	(42,338)
Income from continuing operations	8,309	8,654	(236)	(3,424)	9,330	9,525	6,608	8,270	13,228	33,670	18,590
Income from discontinued operations	2,321	301	6,537	625	(1,924)	859	1,251	2,511	9,784	2,697	14,143
Net income	10,630	8,955	6,301	(2,799)	7,406	10,384	7,859	10,781	23,012	36,367	32,733
Net income attributable to non-controlling interests									(99)	(37)	(33)
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners	10,593	8,910	6,292	(2,807)	7,399	10,374	7,846	10,773	22,913	36,330	32,700
Earnings per share/unit - basic
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners									$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders/Operating Partnership partners									$ 0.10	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14	$ 0.22	$ 0.45	$ 0.50
Weighted average shares/units outstanding - basic	110,103	110,046	103,498	79,176	78,755	78,655	78,616	76,432	100,706	78,117	62,027
Earnings per share/unit - diluted
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners									$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders/Operating Partnership partners									$ 0.10	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14	$ 0.22	$ 0.45	$ 0.50
Weighted average shares/units outstanding - diluted	110,108	110,046	103,498	79,176	78,755	78,655	78,616	76,432	100,708	78,117	62,035
Parent [Member]
Revenues
Total revenues	31,752	28,644	30,593	30,858	30,069	30,639	28,640	29,460
Expenses
General and administrative									75	63
Total operating expenses									75	63
Operating income									(75)	(63)
Other income (expense)
Income from continuing operations	8,309	8,663	(305)	(3,439)	9,330	9,525	6,608	8,207	(75)	(63)
Income from discontinued operations	2,321	301	6,537	625	(1,924)	859	1,251	2,511	9,784	2,697	14,143
Equity in earnings of consolidated subsidiaries net of income taxes									23,087	36,430	32,733
Net income	10,630	8,964	6,232	(2,814)	7,406	10,384	7,859	10,718	23,012	36,367	32,733
Net income attributable to non-controlling interests									(99)	(37)	(33)
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners	10,593	8,919	6,223	(2,822)	7,399	10,374	7,846	10,710	22,913	36,330	32,700
Earnings per share/unit - basic
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14
Weighted average shares/units outstanding - basic	110,103	110,046	103,498	79,176	78,755	78,655	78,616	76,432
Earnings per share/unit - diluted
Income from discontinued operations attributable to MPT common stockholders/Operating Partnership partners									$ 0.10	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14
Weighted average shares/units outstanding - diluted	110,108	110,046	103,498	79,176	78,755	78,655	78,616	76,432
Subsidiary Issuer [Member]
Revenues
Straight-line rent											(543)
Interest and fee income									6,964	10,010	8,627
Total revenues									6,964	10,010	8,084
Expenses
Property-related									(4)	(20)	69
General and administrative									27,867	20,631	19,357
Total operating expenses									27,863	20,611	19,426
Operating income									(20,899)	(10,601)	(11,342)
Other income (expense)
Interest and other income									(13)	51	85
Debt refinancing costs									(6,716)
Interest expense									(33,623)	(36,761)	(40,671)
Net other expenses									(40,352)	(36,710)	(40,586)
Income from continuing operations									(61,251)	(47,311)	(51,928)
Equity in earnings of consolidated subsidiaries net of income taxes									84,338	83,741	84,661
Net income									23,087	36,430	32,733
Net income attributable to non-controlling interests									(99)	(37)	(33)
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners									22,988	36,393	32,700
Subsidiaries Guarantor [Member]
Revenues
Rent billed									79,388	69,327	63,399
Straight-line rent									186	6,244	2,323
Interest and fee income									16,772	14,400	15,879
Total revenues									96,346	89,971	81,601
Expenses
Real estate depreciation and amortization									21,339	19,571	19,741
Property-related									4,376	3,780	4,183
General and administrative											8
Total operating expenses									25,715	23,351	23,932
Operating income									70,631	66,620	57,669
Other income (expense)
Interest and other income									1,493		2
Interest expense									26	(4)	(167)
Net other expenses									1,519	(4)	(165)
Income from continuing operations									72,150	66,616	57,504
Income from discontinued operations									122	(1,254)	(437)
Equity in earnings of consolidated subsidiaries net of income taxes									4,273	3,918	2,861
Net income									76,545	69,280	59,928
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners									76,545	69,280	59,928
Non-Guarantor Subsidiaries [Member]
Revenues
Rent billed									14,427	12,538	10,747
Straight-line rent									1,888	1,977	1,962
Interest and fee income									10,766	14,732	12,387
Total revenues									27,081	29,247	25,096
Expenses
Real estate depreciation and amortization									3,147	3,057	2,644
Impairment charge									12,000
Property-related									1,065	42	(10)
General and administrative									593	402	150
Total operating expenses									16,805	3,501	2,784
Operating income									10,276	25,746	22,312
Other income (expense)
Interest and other income									38	(8)	(1)
Interest expense									(7,910)	(11,310)	(9,297)
Net other expenses									(7,872)	(11,318)	(9,298)
Income from continuing operations									2,404	14,428	13,014
Income from discontinued operations									9,662	3,951	14,580
Net income									12,066	18,379	27,594
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners									12,066	18,379	27,594
Eliminations [Member]
Revenues
Rent billed									(1,030)
Interest and fee income									(7,514)	(10,419)	(7,711)
Total revenues									(8,544)	(10,419)	(7,711)
Expenses
Property-related									(1,030)
Total operating expenses									(1,030)
Operating income									(7,514)	(10,419)	(7,711)
Other income (expense)
Interest expense									7,514	10,419	7,711
Net other expenses									7,514	10,419	7,711
Equity in earnings of consolidated subsidiaries net of income taxes									(111,698)	(124,089)	(120,255)
Net income									(111,698)	(124,089)	(120,255)
Net income attributable to non-controlling interests									99	37	33
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners									$ (111,599)	$ (124,052)	$ (120,222)